Leases (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Disclosure of maturity analysis of operating lease payments
The table below shows the timing of the undiscounted cash outflows for the lease liabilities included on the balance sheet.

		$ million
	2019	2018[a]
Undiscounted lease liability cash flows due:
Within 1 year	2,514	98
1 to 2 years	1,839	97
2 to 3 years	1,364	95
3 to 4 years	1,105	94
4 to 5 years	876	86
5 to 10 years	2,427	309
Over 10 years	1,174	571
	11,299	1,350
Impact of discounting	(1,577)	(683)
Lease liabilities at 31 December	9,722	667
Of which – current	2,067	44
– non-current	7,655	623
[a] Comparative information represents finance leases accounted for under IAS 17

Disclosure of quantitative information about right-of-use assets [text block]

$ million
2019
Total cash outflow for amounts included in lease liabilities[a]	2,709
Expense for variable payments not included in the lease liability	67
Short-term lease expense	331
Additions to right-of-use assets in the period	2,542

[a] The cash outflows for amounts not included in lease liabilities approximate the income statement expense disclosed above